Subsequent Events - Additional Information (Detail) € in Thousands, ¥ in Millions		1 Months Ended	12 Months Ended
	Apr. 09, 2024 EUR (€)	Jan. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jan. 31, 2024 CNY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Amount paid back to parent's majority shareholder			€ 2,500
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Long-term debt nominal amount		€ 3,000
Long-term debt interest rate basis		Euribor 3 M
Long-term debt interest rate spread	2.50%	2.95%		2.95%
Debt guaranteeing loan percentage		90.00%
Revolving credit line		€ 3,821		¥ 30
Amount paid back to parent's majority shareholder	€ 2,500
Interest-bearing loan effective date	Mar. 31, 2024
Interest bearing loan maturity date	Mar. 31, 2027